Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Principles of consolidation	Principles of consolidation The consolidated financial statements include the accounts of Magna and its controlled subsidiaries, some of which have a non-controlling interests.
Financial instruments

Financial instruments

The Company classifies all of its financial assets and financial liabilities as trading, held-to-maturity investments, loans and receivables, available-for-sale financial assets, or other financial liabilities. Held-for-trading financial instruments, which include cash and cash equivalents and the Company’s investment in asset-backed commercial paper [“ABCP”] are measured at fair value and all gains and losses are included in net income in the period in which they arise. Held-to-maturity investments, which include long-term interest bearing government securities held to partially fund certain Austrian lump sum termination and long service payment arrangements, are recorded at amortized cost using the effective interest method. Loans and receivables, which include accounts receivable, long-term receivables and accounts payable, are recorded at amortized cost using the effective interest method. Available-for-sale financial assets are recorded at cost and are subsequently measured at fair value with all revaluation gains and losses included in other comprehensive income.

Foreign currency translation

Foreign currency translation

The Company operates globally, which gives rise to a risk that its earnings and cash flows may be adversely impacted by fluctuations in foreign exchange rates.

Assets and liabilities of the Company’s operations having a functional currency other than the U.S. dollar are translated into U.S. dollars using the exchange rate in effect at year end, and revenues and expenses are translated at the average rate during the year. Exchange gains or losses on translation of the Company’s net investment in these operations are included in comprehensive income and are deferred in accumulated other comprehensive income. Foreign exchange gains or losses on debt that was designated as a hedge of the Company’s net investment in these operations are also recorded in accumulated other comprehensive income.

Foreign exchange gains and losses on transactions occurring in a currency other than an operation’s functional currency are reflected in income, except for gains and losses on foreign exchange contracts used to hedge specific future commitments in foreign currencies and on intercompany balances which are designated as long-term investments. In particular, the Company uses foreign exchange forward contracts for the sole purpose of hedging certain of the Company’s future committed foreign currency based outflows and inflows. Most of the Company’s foreign exchange contracts are subject to master netting arrangements that provide for the net settlement of contracts, by counterparty, in the event of default or termination. All derivative instruments, including foreign exchange contracts, are recorded on the consolidated balance sheet at fair value. The fair values of derivatives are recorded on a gross basis in prepaid expenses and other, other assets, other accrued liabilities or other long-term liabilities. To the extent that cash flow hedges are effective, the change in their fair value is recorded in other comprehensive income; any ineffective portion is recorded in net income. Amounts accumulated in other comprehensive income are reclassified to net income in the period in which the hedged item affects net income.

If the Company’s foreign exchange forward contracts cease to be effective as hedges, for example, if projected foreign cash inflows or outflows declined significantly, gains or losses pertaining to the portion of the hedging transactions in excess of projected foreign currency denominated cash flows would be recognized in income at the time this condition was identified.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on account, demand deposits and short-term investments with remaining maturities of less than three months at acquisition.
Inventories

Inventories

Production inventories and tooling inventories manufactured in-house are valued at the lower of cost and market, with cost being determined substantially on a first-in, first-out basis. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead.

Outsourced tooling inventories are valued at the lower of subcontracted costs and market.

Investments

Investments

The Company accounts for its investments in which it has significant influence on the equity basis. Investments also include the Company’s investment in ABCP, public company shares and long-term interest bearing government securities held to partially fund certain Austrian lump sum termination and long service payment arrangements pursuant to local tax laws.

Long-lived assets

Long-lived assets

Fixed assets are recorded at historical cost. Depreciation is provided on a straight-line basis over the estimated useful lives of fixed assets at annual rates of 2 1⁄2% to 5% for buildings, 7% to 10% for general purpose equipment and 10% to 33% for special purpose equipment.

Definite-lived intangible assets, which have arisen principally through acquisitions and include customer relationship intangibles and patents and licences, are recorded in other assets and are amortized on a straight-line basis over their estimated useful lives, typically over periods not exceeding five years.

The Company assesses fixed and definite-lived intangible assets for recoverability whenever indicators of impairment exist. If the carrying value of the asset exceeds the estimated undiscounted cash flows from the use of the asset, then an impairment loss is recognized to write the asset down to fair value. The fair value of the fixed and definite-lived intangible assets is generally determined using estimated discounted future cash flows.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquired enterprise over the fair value of the identifiable assets acquired and liabilities assumed less any subsequent writedowns for impairment. Goodwill is reviewed for impairment on December 31 of each year. Goodwill impairment is evaluated between annual tests upon the occurrence of certain events or circumstances. Goodwill impairment is assessed based on a comparison of the fair value of a reporting unit to the underlying carrying value of the reporting unit’s net assets, including goodwill. When the carrying amount of the reporting unit exceeds its fair value, the fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of impairment, if any. The fair value of a reporting unit is determined using the estimated discounted future cash flows of the reporting unit.

Other assets

Other assets

Other assets include the long-term portion of certain receivables, which represent the recognized sales value of tooling and design and engineering services provided to customers under certain long-term contracts. The receivables will be paid in full upon completion of the contracts or in instalments based on forecasted production volumes. In the event that actual production volumes are less than those forecasted, a reimbursement for any shortfall will be made.

Preproduction costs related to long-term supply agreements

Preproduction costs related to long-term supply agreements

Pre-operating costs incurred in establishing new facilities that require substantial time to reach commercial production capability are expensed as incurred.

Costs incurred [net of customer subsidies] related to design and engineering, which are paid for as part of subsequent production piece price amounts, are expensed as incurred unless a contractual guarantee for reimbursement exists.

Costs incurred [net of customer subsidies] related to design and development costs for moulds, dies and other tools that the Company does not own [and that will be used in, and paid for as part of the piece price amount for, subsequent production] are expensed as incurred unless the supply agreement provides a contractual guarantee for reimbursement or the non-cancellable right to use the moulds, dies and other tools during the supply agreement.

Where these preproduction costs are deemed to be a single unit of account combined with a subsequent parts production, the costs deferred in the above circumstances are included in other assets and amortized on a units-of-production basis to cost of goods sold over the anticipated term of the supply agreement.

Warranty

Warranty

The Company records product warranty liabilities based on its individual customer agreements. Under most customer agreements, the Company only accounts for existing or probable claims on product default issues when amounts related to such issues are probable and reasonably estimable. Under certain complete vehicle engineering and assembly contracts, the Company records an estimate of future warranty-related costs based on the terms of the specific customer agreements and the specific customer’s warranty experience.

Product liability provisions are established based on the Company’s best estimate of the amounts necessary to settle existing claims on product default issues. Recall costs are costs incurred when government regulators and/or the customer decides to recall a product due to a known or suspected performance issue, and the Company is required to participate, either voluntarily or involuntarily. Costs typically include the cost of the product being replaced, the customer’s cost of the recall and labour to remove and replace the defective part. When a decision to recall a product has been made or is probable, the Company’s portion of the estimated cost of the recall is recorded as a charge to income in that period. In making this estimate, judgment is required as to the number of units that may be returned as a result of the recall, the total cost of the recall campaign and the ultimate negotiated sharing of the cost between the Company, the customer and, in some cases, a supplier to the Company.

The Company monitors warranty activity on an ongoing basis and adjusts reserve estimates when it is probable that future warranty costs will be different than those estimates.

Employee future benefit plans

Employee future benefit plans

The cost of providing benefits through defined benefit pensions, lump sum termination and long service payment arrangements, and post-retirement benefits other than pensions is actuarially determined and recognized in income using the projected benefit method pro-rated on service and management’s best estimate of expected plan investment performance, salary escalation, retirement ages of employees and, with respect to medical benefits, expected health care costs. Differences arising from plan amendments, changes in assumptions and experience gains and losses that are greater than 10% of the greater of the accrued benefit obligation at the beginning of the year and the fair value, or market related value, of plan assets at the beginning of the year, are recognized in income over the expected average remaining service life of employees. Gains related to plan curtailments are recognized when the event giving rise to the curtailment has occurred. Plan assets are valued at fair value. The cost of providing benefits through defined contribution pension plans is charged to income in the period in respect of which contributions become payable.

The funded status of the plans is measured as the difference between the plan assets at fair value and the projected benefit obligation [“PBO”]. The aggregate of all overfunded plans is recorded in other assets, and the aggregate of all underfunded plans in long-term employee benefit liabilities. The portion of the amount by which the actuarial present value of benefits included in the PBO exceeds the fair value of plan assets, payable in the next twelve months, is reflected in other accrued liabilities. This is determined on a plan by plan basis.

Asset retirement obligation

Asset retirement obligation

The Company recognizes its obligation to restore leased premises at the end of the lease by recording at lease inception the estimated fair value of this obligation as other long-term liabilities with a corresponding amount recognized as fixed assets. The fixed asset amount is amortized over the period from lease inception to the time the Company expects to vacate the premises, resulting in both depreciation and interest charges. The estimated fair value of the obligation is assessed for changes in the expected timing and extent of expenditures with changes related to the time value of money recorded as interest expense.

Revenue recognition

Revenue recognition

Revenue from the sale of manufactured products is recognized when the price is fixed or determinable, collectability is reasonably assured and upon shipment to [or receipt by customers, depending on contractual terms], and acceptance by customers.

For revenue arrangements entered into prior to January 1, 2011, tooling and engineering services are accounted for as a separate revenue element only in circumstances where the tooling and engineering has value to the customer on a standalone basis and there is objective and reliable evidence of the fair value of the subsequent parts production or vehicle assembly. For revenue arrangements entered into or materially modified on or after January 1, 2011, tooling and engineering services are accounted for as a separate revenue element only in circumstances where the tooling and engineering has value to the customer on a standalone basis. Revenues from significant engineering services and tooling contracts that qualify as separate revenue elements are recognized on a percentage-of-completion basis. Percentage-of-completion is generally determined based on the proportion of accumulated expenditures to date as compared to total anticipated expenditures.

Revenue and cost of goods sold, including amounts from engineering and tooling contracts, are presented on a gross basis in the consolidated statements of income and comprehensive income when the Company is acting as principal and is subject to significant risks and rewards in connection with the process of bringing the product to its final state and in the post-sale dealings with its customers. Otherwise, components of revenues and related costs are presented on a net basis.

With respect to vehicle assembly sales, where Magna is acting as principal with respect to purchased components and systems, the selling price to the customer includes the costs of such inputs. These programs are accounted for on a full-cost basis under which sales and cost of goods sold include these input costs.

Government assistance

Government assistance

The Company makes periodic applications for financial assistance under available government assistance programs in the various jurisdictions that the Company operates. Grants relating to capital expenditures are reflected as a reduction of the cost of the related assets. Grants relating to current operating expenditures are generally recorded as a reduction of the related expense at the time the eligible expenses are incurred. The Company also receives tax credits and tax super allowances, the benefits of which are recorded as a reduction of income tax expense. In addition, the Company receives loans which are recorded as liabilities in amounts equal to the cash received. When a government loan is issued to the Company at a below-market rate of interest, the loan is initially recorded at its net present value, and accreted to its face value over the period of the loan. The benefit of the below-market rate of interest is accounted for like a government grant. It is measured as the difference between the initial carrying value of the loan and the cash proceeds received.

Income taxes

Income taxes

The Company uses the liability method of tax allocation to account for income taxes. Under the liability method of tax allocation, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

No deferred tax liability is recorded for taxes on undistributed earnings and translation adjustments of foreign subsidiaries if these items are either considered to be reinvested for the foreseeable future or if they are available for repatriation and are not subject to further tax on remittance. Taxes will be recorded on such foreign undistributed earnings and translation adjustments when it becomes apparent that such earnings will be distributed in the foreseeable future and the Company will incur further significant tax on remittance.

Recognition of uncertain tax positions is dependent on whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Stock-based compensation

Stock-based compensation

Compensation expense is recognized for stock options based upon the fair value of the options at the grant or modification date. The fair value of the options is recognized over the vesting period of the options as compensation expense in selling, general and administrative expense with a corresponding increase to contributed surplus.

The fair value of stock options is estimated at the grant or modification date using the Black-Scholes option pricing model. This model requires the input of a number of assumptions, including expected dividend yields, expected stock price volatility, expected time until exercise and risk-free interest rates. Although the assumptions used reflect management’s best estimates, they involve inherent uncertainties based on market conditions generally outside the Company’s control. If other assumptions are used, stock-based compensation expense could be significantly impacted.

As stock options are exercised, the proceeds received on exercise, in addition to the portion of the contributed surplus balance related to those stock options, is credited to Common Shares and contributed surplus is reduced accordingly.

The Company’s restricted stock plans and certain restricted share unit plans are measured at fair value at the date of grant or modification and amortized to compensation expense from the effective date of the grant to the final vesting date in selling, general and administrative expense with a corresponding increase to contributed surplus. As restricted stock or restricted share units are released under the plans, the portion of the contributed surplus balance relating to the restricted stock or restricted share units is credited to Common Shares and released from contributed surplus. Certain other restricted share unit plans are recorded as liabilities at the date of grant and are marked to market in selling, general and administrative expenses each period until settled.

Comprehensive income

Comprehensive income

Other comprehensive income includes unrealized gains and losses on translation of the Company’s foreign operations that use the local currency as the functional currency, the change in fair value of available-for-sale investments, net of taxes, the change in unamortized actuarial amounts, net of taxes and to the extent that cash flow hedges are effective, the change in their fair value, net of income taxes.

Accumulated other comprehensive income is a separate component of shareholders’ equity which includes the accumulated balances of all components of other comprehensive income which are recognized in comprehensive income but excluded from net income.

Earnings per Common Share

Earnings per Common Share

Basic earnings per Common Share are calculated on net income attributable to Magna International Inc. using the weighted average number of Common Shares outstanding during the year.

Diluted earnings per Common Share are calculated on the weighted average number of Common Shares outstanding, including an adjustment for stock options outstanding using the treasury stock method.

Common Shares that have not been released under the Company’s restricted stock plan or are being held in trust for purposes of the Company’s restricted stock unit program have been excluded from the calculation of basic earnings per share but have been included in the calculation of diluted earnings per share.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.